1933 Act File No. 33-69268
                                   1940 Act File No. 811-8042

                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No. 11  ..............       X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

   Amendment No.    12    ........................       X

                        FEDERATED INSURANCE SERIES
                 (formerly, INSURANCE MANAGEMENT SERIES)

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                     (Registrant's Telephone Number)

                       John W. McGonigle, Esquire,
                        Federated Investors Tower,
                   Pittsburgh, Pennsylvania 15222-3779
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 -
    on            , pursuant to paragraph (b)
       -----------
    60 days after filing pursuant to paragraph (a) (i)
    on                   pursuant to paragraph (a) (i)
 X  75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on February 15, 1996; or intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.



                                Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037



                          CROSS REFERENCE SHEET


     This Amendment to the Registration Statement of Federated Insurance Series (formerly, Insurance Management Series), which consists of eight portfolios: (1) Federated American Leaders Fund II, (2) Federated Utility Fund II, (3) Federated Fund for U.S. Government Securities II, (4) Federated High Income Bond Fund II, (5) Federated Prime Money Fund II, (6) Federated International Equity Fund II, (7) Federated Growth Stategies Fund II and (8) Federated Equity Income Fund II, is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-8) Cover Page.
Item 2.   Synopsis.................Not applicable.
Item 3.   Condensed Financial
           Information.............(1-5) Financial Highlights; (1-8)
                                   Performance Information.
Item 4.   General Description of
           Registrant..............(1-8) General Information; (1-8)
                                   Investment Information; (1-8)
                                   Investment Objectives; (1-8) Investment
                                   Policies; (4,5) Investment Risks; (1-8)
                                   Investment Limitations.
Item 5.   Management of the Fund...(1-8) Fund Information; (1-8)
                                   Management of the Fund; (1-8)
                                   Distribution of Fund Shares; (8)
                                   Distribution Plan;(1-8) Administration
                                   of the Fund; (3,4,5, 8) Brokerage
                                   Transactions.
Item 6.   Capital Stock and Other
           Securities..............(1-8) Dividends; (1-8) Shareholder
                                   Information; (1-8) Tax Information; (1-
                                   8) Federal Taxes; (1-8) State and Local
                                   Taxes; (1-8) Voting Rights.
Item 7.   Purchase of Securities Being
           Offered.................(1-8) Net Asset Value; (1-8) Investing
                                   in the Fund; (1-8) Purchases and
                                   Redemptions; (1-8) What Shares Cost.
Item 8.   Redemption or Repurchase.(1-8) Purchases and Redemptions.
Item 9.   Pending Legal Proceedings     None.



 PART B.INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-8) Cover Page.
Item 11.  Table of Contents........(1-8) Table of Contents.
Item 12.  General Information and
           History.................Not Applicable.
Item 13.  Investment Objectives and
           Policies................(1-8) Investment Objectives and
                                   Policies; (1-8) Investment Limitations.
                                   (5) Regulatory Compliance.
Item 14.  Management of the Fund...(1-8) Federated Insurance Series
                                   Management; Trustees' Compensation;
Item 15.  Control Persons and Principal
           Holders of Securities...(1-8) Fund Ownership.
Item 16.  Investment Advisory and Other
           Services................(1-8) Investment Advisory Services; (8)
                                   Distribution Plan;(1-8) Other
                                   Services;(1-8) Fund Administration; (1-
                                   8) Custodian and Portfolio Accountant;
                                   (1-5,8) Transfer Agent; (6,7) Transfer
                                   Agent and Dividend Disbursing Agent;
                                   (1-8) Independent Auditors.
Item 17.  Brokerage Allocation.....(1-8) Brokerage Transactions.
Item 18.  Capital Stock and Other
           Securities..............Not Applicable.
Item 19.  Purchase, Redemption and Pricing
          of Securities Being Offered   (1-8) Purchasing Shares; (1-8)
                                   Determining Net Asset Value.
Item 20.  Tax Status...............(1-8) Tax Status.
Item 21.  Underwriters.............Not Applicable.
Item 22.  Calculation of Performance
           Data....................(1,2,3,4,6,7,8) Total Return; (1-8)
                                   Yield; (5) Effective Yield; (1-8)
                                   Performance Comparisons.
Item 23.  Financial Statements.....(1-7) Incorporated by reference to the
                                   Annual Report of Registrant dated
                                   December 31, 1995, filed with the
                                   Commission on February 16, 1996 (File
                                   Nos. 33-69268 and 811-8042); (8) to be
                                   filed by amendment.



FEDERATED EQUITY INCOME FUND II
(A Portfolio of Federated Insurance Series)


PROSPECTUS
    This prospectus offers shares of Federated Equity Income Fund II (the "Fund"), which is a diversified investment portfolio of Federated Insurance Series (the `Trust''), an open-end management investment company. The Fund's investment objective is to provide above average income and capital appreciation. Shares of the Fund may be sold only to separate accounts of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts issued by the insurance companies.
THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
This prospectus contains the information you should read and know before you invest in the Fund through the variable life insurance policies and variable annuity contracts offered by insurance companies which provide for investment in the Fund. Keep this prospectus for future reference.
The Fund has also filed a Statement of Additional Information dated
December   , 1996, with the Securities and Exchange Commission (`SEC'').
         --
The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
FUND SHARES ARE AVAILABLE EXCLUSIVELY AS A FUNDING VEHICLE FOR LIFE INSURANCE COMPANIES WRITING VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE PROSPECTUSES FOR SUCH CONTRACTS.
Prospectus dated December   , 1996
                          --

Table of Contents will be generated when document is complete.

    GENERAL INFORMATION

The Fund is a portfolio of Federated Insurance Series, which was established as Insurance Management Series, a Massachusetts buisness trust, under a Declaration of Trust dated September 15, 1993. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest in separate portfolios of securities, including the Fund. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (`Trustees'') have not established separate classes of shares.
Shares of the Fund are sold only to insurance companies as funding vehicles for variable annuity contracts and variable life insurance policies issued by the insurance companies. Shares of the Fund are sold at net asset value as described in the section entitled `What Shares Cost.'' Shares of the Fund are redeemed at net asset value.
    INVESTMENT INFORMATION

    INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide above average income and capital appreciation. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
    INVESTMENT POLICIES
The investment policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS. The Fund attempts to achieve its objectives by investing at least 65% of its assets in income-producing equity securities. Equity securities include common stocks, preferred stocks, and securities


(including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in common stocks, preferred stocks, and convertible securities will vary according to the Fund's assessment of market and economic conditions and outlook.
The Fund's stock selection emphasizes those common stocks in each sector that have good value, attractive yield, and dividend growth potential. The Fund will utilize convertible securities because such securities typically offer high yields and good potential for capital appreciation.
CONVERTIBLE SECURITIES. Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The Fund invests in convertible bonds rated "B" or higher by Standard & Poor's Rating Group ("Standard & Poor's"), or Moody's Investors Service, Inc. ("Moody's") at the time of investment, or if unrated, of comparable quality. If a convertible bond is rated below "B" according to the characteristics set forth here after the Fund has purchased it, the Fund is not required to drop the convertible bond from the portfolio, but will consider appropriate action. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives. Convertible bonds and convertible preferred stocks are fixed-income securities that generally retain the investment characteristics of fixed-income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed-income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non- convertible securities of similar quality.
The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the opinion of the investment adviser to the Fund, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the adviser evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.
ZERO COUPON CONVERTIBLE SECURITIES. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the bonds back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.
Federal income tax law requires the holder of a zero coupon convertible security to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability of federal income taxes, the Fund will be required to distribute income accrued from zero coupon convertible securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.
TEMPORARY INVESTMENTS. The Fund may also invest temporarily, in amounts of 35% or less of the Fund's assets, in cash and cash items during times of unusual market conditions to maintain liquidity. Cash items may include the following short-term obligations:
      o commercial paper and Europaper (dollar denominated commercial paper issued outside the United States);
      o instruments of domestic and foreign banks and savings associations (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances);


      o obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements; and other short-term instruments.
REPURCHASE AGREEMENTS.Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.
The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities, on a short-term or a long-term basis, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.


There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
PUT AND CALL OPTIONS. The Fund may purchase put options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds against decreases in value. The Fund may also write call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or for which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration.
The Fund may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the adviser.
Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. The Fund will not buy call options or write put options without further notification to shareholders.


FINANCIAL FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.
The Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.
The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and U.S. Treasury securities, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.
RISKS. When the Fund uses financial futures and options on financial futures as hedging devices, much depends on the ability of the portfolio manager to predict market conditions based upon certain economic analysis and factors. There is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the portfolio manager could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option.
It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the portfolio manager will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
RESTRICTED AND ILLIQUID SECURITIES. The Fund intends to invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including certain restricted securities determined by the Trustees to be illiquid, non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.
FOREIGN SECURITIES. The Fund reserves the right to invest in foreign securities which are traded publicly in the United States. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investments in domestic issuers. These considerations include the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social, or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Transaction costs in foreign securities may be higher. The adviser will consider these and other factors before investing in foreign securities and will not make such investments unless, in its opinion, such investments will meet the Fund's standards and objectives. The Fund will only purchase securities issued in U.S. dollar denominations. HIGH-YIELD CORPORATE DEBT OBLIGATIONS. The Fund may invest up to 35% of the value of its total assets in corporate debt obligations that are not investment grade bonds or are not rated but are determined by the adviser to be of comparable quality. Securities which are rated BBB or lower by Standard & Poor's or Baa or lower by Moody's either have speculative characteristics or are speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. A description of the rating categories is contained in the Appendix to this prospectus. There is no lower limit with respect to rating categories for securities in which the Fund may invest.
Corporate debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment grade bonds, lower rated bonds tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower rated bonds may be more difficult to dispose of or to value than high-rated, lower-yielding bonds. The Fund does not intend to invest more than 5% of its assets in corporate debt obligations that are not investment-grade bonds (excluding securities convertible into equity securities) during the current fiscal year.
The adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.
    PORTFOLIO TURNOVER
Securities in the Fund's portfolio will be sold whenever the adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The adviser to the Fund does not anticipate that portfolio turnover will result in adverse tax consequences. Any such trading will increase the Fund's portfolio turnover rate and transaction costs.
    VARIABLE ASSET REGULATIONS. The Fund is also subject to variable contract asset regulations prescribed by the U.S. Treasury Department under Section 817(h) of the Internal Revenue Code. After a one year start-up period, the regulations generally require that, as of the end of each calendar quarter or within 30 days thereafter, no more than


    55% of the total assets of the Fund may be represented by any one investment, no more than 70% of the total assets of the Fund may be represented by any two investments, no more than 80% of the total assets of the Fund may be represented by any three investments, and no more than 90% of the total assets of the Fund may be represented by any four investments. In applying these diversification rules, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality shall be treated as a separate issuer. If the Fund fails to achieve the diversification required by the regulations, unless relief is obtained from the Internal Revenue Service, the contracts invested in the Fund will not be treated as annuity, endowment, or life insurance contracts.
    The Fund will be operated at all times so as to comply with the forgoing diversification requirements.
    STATE INSURANCE REGULATION. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by certain insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Fund may be limited in its ability to engage in such investments and to manage its portfolio with desired flexibility. The Fund will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invest in the Fund.


    INVESTMENT LIMITATIONS
The Fund will not:
      o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except that under certain circumstances the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings;
      o sell securities short except, under strict limitations, it may maintain open short positions so long as not more than 10% of the value of its net assets is held as collateral for those positions;
      o invest more than 5% of the value of its total assets in securities of one issuer (except cash and cash items, repurchase agreements, and U.S. government obligations) or acquire more than 10% of any class of voting securities of any issuer; or
      o purchase portfolio instruments if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
The Fund will not:
      o commit more than 5% of the value of its total assets to premiums on open put option positions; or
      o invest more than 5% of its total assets in warrants.


    HUB AND SPOKE  OPTION
If the Trustees determine it to be in the best interest of the Fund and its shareholders, the Fund may in the future seek to achieve its investment objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed in substantially the same manner as the Fund.
The initial shareholder of the Fund (which is an affiliate of Federated Securities Corp.) voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of shareholders is required. Shareholders will receive at least 30 days prior notice of any such investment.
In making its determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although it is expected that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will remain the same or be materially reduced if this investment structure is implemented.
    NET ASSET VALUE

The net asset value per share of the Fund fluctuates. It is determined by dividing the sum of the market value of all securities and other assets of the Fund, less liabilities, by the number of shares outstanding.
    INVESTING IN THE FUND

PURCHASES AND REDEMPTIONS
Shares of the Fund are not sold directly to the general public. The Fund's shares are used solely as the investment vehicle for separate accounts of insurance companies offering variable life insurance policies and variable annuity contracts. The use of Fund shares as investments for both variable life insurance policies and variable annuity contracts is referred to as `mixed funding.'' The use of Fund shares as investments by separate accounts of unaffiliated life insurance companies is referred to as `shared funding.''
The Fund intends to engage in mixed funding and shared funding in the future. Although the Fund does not currently foresee any disadvantage to contract owners due to differences in redemption rates, tax treatment, or other consideration, resulting from mixed funding or shared funding, the Trustees of the Fund will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflicts and take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in the Fund.
Shares of the Fund are purchased or redeemed on behalf of participating insurance companies at the next computed net asset value after an order is received on days on which the New York Stock Exchange is open.
WHAT SHARES COST
The net asset value is determined at the close of trading (normally 4:00 p.m. Eastern time), on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase orders from separate accounts investing in the Fund which are received by the insurance companies by 4:00 p.m. (Eastern time) will be computed at the net asset value of the Fund determined on that day, as long as such purchase orders are received by the Fund in proper form and in accordance with applicable procedures by 8:00 a.m. (Eastern time) on the next business day and as long as federal funds in the amount of such orders are received by the Fund on the next business day. It is the responsibility of each insurance company which invests in the Fund to properly transmit purchase orders and federal funds in accordance with the procedures described above.
DIVIDENDS
Dividends on shares of the Fund are declared and paid monthly.
Shares of the Fund begin earning dividends if owned on the record date. Dividends of the Fund are automatically reinvested in additional shares of such Fund on payment dates at the ex-dividend date net asset value.
    FUND INFORMATION

    MANAGEMENT OF THE FUND
BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.
       ADVISORY FEES. The adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The adviser may voluntarily waive a portion of its fee or reimburse the


       Fund for certain operating expenses. The adviser can terminate this voluntary waiver at any time at its sole discretion.
       ADVISER'S BACKGROUND. Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J.
       Christopher Donahue, who is President and Trustee of Federated
       Investors.
       Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.
Both the Fund and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties. Christopher H. Wiles has been the Fund's portfolio manager since inception. Mr. Wiles joined Federated Investors in 1990 and has been a Vice President of the Fund's investment adviser since 1992. Mr. Wiles served as Assistant Vice President of the Fund's investment adviser in 1991. Mr. Wiles is a Chartered Financial Analyst and received his M.B.A. in Finance from Cleveland State University.
    DISTRIBUTION OF SHARES
Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors. DISTRIBUTION PLAN. Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the `Plan''), the distributor may be paid a fee by the Fund in an amount computed at an annual rate of up to .25% of the average daily net asset value of the Fund. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees will be determined from time to time by the distributor. The Fund is not currently paying any 12b-1 fees under the


Plan. Should the Fund begin to pay these fees, shareholders will be notified.
The Plan is a compensation-type Plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.


    ADMINISTRATION OF THE FUND
ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:
                 MAXIMUM
AVERAGE AGGREGATE DAILY
               ADMINISTRATIVE FEE                  NET ASSETS
                0.15%                   on the first $250 million
                0.125%                  on the next $250 million
                0.10%                   on the next $250 million
                0.075%                  on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.


Federated Services Company may choose voluntarily to waive a portion of its fee.
    BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
    EXPENSES OF THE FUND
Holders of shares of the Fund pay their allocable portion of Trust and Fund expenses.
The Trust expenses for which holders of shares of the Fund pay their allocable portion include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; meetings of Trustees and shareholders and proxy solicitations therefor; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.
The Fund expenses for which holders of shares of the Fund pay their allocable portion include, but are not limited to: registering the portfolio and shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.


    SHAREHOLDER INFORMATION

    VOTING RIGHTS
The insurance company separate accounts, as shareholders of the Fund, will vote the Fund shares held in their separate accounts at meetings of the shareholders. Voting will be in accordance with instructions received from contract owners of the separate accounts, as more fully outlined in the prospectus of the separate account.
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the fund's operation and for the election of the Trustees in certain circumstances.
Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust.
    TAX INFORMATION

    FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.
The Fund intends to comply with the variable asset diversification regulations which are described earlier in this prospectus. If the Fund fails to comply with these regulations, contracts invested in the Fund shall not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code.
Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.
    STATE AND LOCAL  TAXES
Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.
    PERFORMANCE INFORMATION

From time to time, the Fund advertises total return and yield.
Total return represents the change, over a specific period of time, in the value of an investment in each class of shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
The yield of each class of shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders. Performance information will not reflect the charges and expenses of a variable annuity or variable life insurance contract. Because shares of the Fund can only be purchased by a separate account of an insurance company offering such a contract, you should review the performance figures of the contract in which you are invested, which performance figures will accompany any advertisement of the Fund's performance.
From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


    APPENDIX

STANDARD AND POOR'S RATINGS GROUP LONG-TERM DEBT RATINGS
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B--Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
CI--The rating CI is reserved for income bonds on which no interest is being paid.
D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS
AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
BAA--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
BA--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-
1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
C--Bonds are in imminent default in payment of interest or principal.


DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.
NR--NR indicates that Fitch does not rate the specific issue.
PLUS (+) OR MINUS (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.
MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
      o Leading market positions in well established industries.
      o High rates of return on funds employed.
      o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
      o Broad margins in earning coverage of fixed financial charges and high internal cash generation.
      o Well established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
FITCH INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

    ADDRESSES

    Federated Equity Income Fund II     Federated Investors Tower
                                        Pittsburgh, Pennsylvania 15222-3779



    Distributor
          Federated Securities Corp.    Federated Investors Tower
                                        Pittsburgh, Pennsylvania 15222-3779


    Investment Adviser
          Federated Advisers            Federated Investors Tower
                                        Pittsburgh, Pennsylvania 15222-3779


    Custodian


          State Street Bank and Trust Company                    P.O. Box
    8600
                                        Boston, Massachusetts 02266-8600


    Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder Services Company           P.O. Box 8600
                                        Boston, Massachusetts 02266-8600


    Independent Auditors
          Deloitte & Touche LLP         2500 One PPG Place
                                        Pittsburgh, Pennsylvania 15222-5401






FEDERATED EQUITY
INCOME FUND II


PROSPECTUS

A DIVERSIFIED PORTFOLIO OF FEDERATED INSURANCE SERIES, AN OPEN-END, MANAGEMENT INVESTMENT COMPANY

December   , 1996
         --


Distributor
A subsidiary of FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA  15222-3779
Cusip
      --------
          -01 (1/97)
----------

                      FEDERATED EQUITY INCOME FUND II
                (A PORTFOLIO OF FEDERATED INSURANCE SERIES)
                    STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus for Federated Equity Income Fund II (the ``Fund'), a portfolio of Federated Insuance Series (the ``Trust') dated December
     , 1996. This Statement is not a prospectus itself. You may request a
   --
   copy of a prospectus or a paper copy of this Statement, if you received it electronically, free of charge by calling 1-800-341-7400.

                      Statement dated December   , 1996
                                               --
Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors
CUSIP
      --------
          (1/97)
----------
   GENERAL INFORMATION ABOUT THE FUND                    1

   INVESTMENT OBJECTIVES AND POLICIES                    4

     CONVERTIBLE SECURITIES                              4
     TEMPORARY INVESTMENTS                               5
     WARRANTS                                            6
     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS       7


     REPURCHASE AGREEMENTS                               7
     FUTURES AND OPTIONS TRANSACTIONS                    7
     RESTRICTED AND ILLIQUID SECURITIES                 12
     LENDING OF PORTFOLIO SECURITIES                    12
     REVERSE REPURCHASE AGREEMENTS                      12
     PORTFOLIO TURNOVER                                 13
   INVESTMENT LIMITATIONS                               13

   FEDERATED INSURANCE SERIES MANAGEMENT                18

     FUND OWNERSHIP                                     11
     OFFICERS AND TRUSTEES COMPENSATION                 26
 TRUSTEE LIABILITY                                      12
   INVESTMENT ADVISORY SERVICES                         29

     ADVISER TO THE FUND                                29
     ADVISORY FEES                                      29
   BROKERAGE TRANSACTIONS                               29

   OTHER SERVICES                                       30

     FUND ADMINISTRATION                                30
     CUSTODIAN AND PORTFOLIO ACCOUNTANT                 30
     TRANSFER AGENT                                     30
     INDEPENDENT AUDITORS                               31
   PURCHASING SHARES                                    31

     DISTRIBUTION PLAN                                  31
   DETERMINING NET ASSET VALUE                          32

     DETERMINING MARKET VALUE OF SECURITIES             32
   MASSACHUSETTS PARTNERSHIP LAW                        14


   TAX STATUS                                           15

THE FUND'S TAX STATUS                                   15
     SHAREHOLDERS' TAX STATUS                           15
   TOTAL RETURN                                         15

   YIELD                                                15

   PERFORMANCE COMPARISONS                              16

ECONOMIC AND MARKET INFORMATION                         17
   ABOUT FEDERATED INVESTORS                            17

     MUTUAL FUND MARKET                                 17


    GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of Federated Insurance Series (the `Trust''), which was established as Insurance Management Series, a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. At a meeting of the Board of Trustees (the `Trustees'') held on November 14, 1995, the Trustees approved an amendment to the Declaration of Trust to change the name of the Trust from `Insurance Management Series'' to `Federated Insurance Series.'' The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest in separate portfolios of securities, including the Fund. The shares in any one portfolio may be offered in separate classes. As of the date of this Statement, the Trustees have not established separate classes of shares.


    INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objective is to provide above average income and capital appreciation. The investment objective cannot be changed without approval of shareholders.
    CONVERTIBLE SECURITIES
As with all fixed-income securities, various market forces influence the market value of convertible securities, including changes in the level of interest rates. As the level of interest rates increases, the market value of convertible securities may decline and, conversely, as interest rates decline, the market value of convertible securities may increase. The unique investment characteristic of convertible securities, the right to be exchanged for the issuer's common stock, causes the market value of convertible securities to increase when the underlying common stock increases. However, since securities prices fluctuate, there can be no assurance of capital appreciation, and most convertible securities will not reflect quite as much capital appreciation as their underlying common stocks. When the underlying common stock is experiencing a decline, the value of the convertible security tends to decline to a level approximating the yield-to-maturity basis of straight nonconvertible debt of similar quality, often called `investment value,'' and may not experience the same decline as the underlying common stock.
Many convertible securities sell at a premium over their conversion values (i.e., the number of shares of common stock to be received upon conversion multiplied by the current market price of the stock). This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege. If this appreciation potential is not realized, the premium may not be recovered.


    TEMPORARY INVESTMENTS
The temporary investments in which the Fund may invest include, but are not limited to:
      o commercial paper rated A-1 or A-2 by Standard & Poor's Ratings Group, Prime-1 or Prime-2 by Moody's Investors Service, Inc., or F-1 or F-2 by Fitch Investors Service, Inc., and Europaper rated A-1, A-2, Prime-1, or Prime-2. In the case where commercial paper or Europaper has received different ratings from different rating services, such commercial paper or Europaper is an acceptable temporary investment so long as at least one rating is one of the preceding high-quality ratings and provided the Fund's investment adviser has determined that such investment presents minimal credit risks;
      o instruments of domestic and foreign banks and savings associations if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Federal Deposit Insurance Corporation. These instruments may include Eurodollar Certificates of Deposits (``ECDs''), Yankee Certificates of Deposit (``Yankee CDs'), and Eurodollar Time Deposits (``ETDs'');
      o obligations of the U.S. government or its agencies or instrumentalities;
      o repurchase agreements; and
      o other short-term instruments which are not rated but are determined by the adviser to be of comparable quality to the other temporary obligations in which the Fund may invest.
     INVESTMENT RISKS
     ECDs, ETDs, Yankee CDs, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the adviser in selecting investments for the Fund.
    WARRANTS
Warrants basically are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.


    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
    REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the adviser to be creditworthy pursuant to guidelines established by the Board of Trustees (the `Trustees'').
    FUTURES AND OPTIONS TRANSACTIONS
The Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income.
     FINANCIAL FUTURES CONTRACTS
     A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract (`going short'') and the buyer who agrees to take delivery of the security (`going long'') at a certain time in the future.
     In the fixed-income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed-income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., `go short'') to protect itself against the possibility that the prices of its fixed-income securities may decline during the Fund's anticipated holding period. The Fund would `go long''(agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
     PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
     The Fund may purchase listed put options on financial futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.
     The Fund would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.
     Alternatively, the Fund may exercise its put option. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.
     CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS
     In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed-income portfolio which is occurring as interest rates rise.
     Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities.
     The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
     `MARGIN'' IN FUTURES TRANSACTIONS
     Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of `initial margin'' in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good-faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
     A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called `variation margin,'' equal to the daily change in value of the futures contract. This process is known as `marking to market.'' Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.
     The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.


     PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES
     The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.
     WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES
     The Fund may also write covered call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).
    RESTRICTED AND ILLIQUID SECURITIES
The Trustees may consider the following criteria in determining the liquidity of certain restricted securities:
      o the frequency of trades and quotes for the security;
      o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
      o dealer undertakings to make a market in the security; and
      o the nature of the security and the nature of the marketplace trades.
    LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
    REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
    PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. Securities in the Fund's portfolio will be sold whenever the adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The adviser does not anticipate that portfolio turnover will result in adverse tax consequences. Any such trading will increase the Fund's portfolio turnover rate and transaction costs.
    INVESTMENT LIMITATIONS

The following limitations are fundamental [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered `investment securities''under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives]:
     BUYING ON MARGIN
     The Fund will not purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
     SELLING SHORT
     The Fund will not sell securities short unless during the time the short position is open, it owns an equal amount of the securities sold or securities readily and freely convertible into or exchangeable, without payment of additional consideration, for securities of the same issue as, and equal in amount to, the securities sold short; and not more than 10% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.
     ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
     The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings are outstanding.


     PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing. Margin deposits for the purchase and sale of financial futures contracts and related options are not deemed to be a pledge. INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interest in real estate.
     INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, except that the Fund may purchase and sell financial futures contracts and related options. UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objectives, policies, and limitations.
     LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the purchase or holding of corporate bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objectives and policies.
     CONCENTRATION OF INVESTMENTS


     The Fund will not purchase portfolio instruments if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry.
     DIVERSIFICATION OF INVESTMENTS
     The Fund will not invest more than 5% of the value of its total assets in securities of one issuer (except cash and cash items, repurchase agreements, and U.S. government obligations) or acquire more than 10% of any class of voting securities of any issuer. For these purposes, the Fund takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trusteess without shareholder approval [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered `investment securities''under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commision) in an open-end investment company with substantially the same investment objectives]. Shareholders will be notified before any material change in these limitations becomes effective.
     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, or other acquisition. ARBITRAGE TRANSACTIONS
     The Fund will not engage in arbitrage transactions.
     ACQUIRING SECURITIES
     The Fund will not purchase securities of a company for the purpose of exercising control or management. However, the Fund may purchase up to 10% of the voting securities of any one issuer and may exercise its voting powers consistent with the best interests of the Fund. In addition, the Fund, other companies advised by the adviser, and other affiliated companies may together buy and hold substantial amounts of voting stock of a company and may vote together in regard to such company's affairs. In some cases, the Fund and its affiliates might collectively be considered to be in control of such company. In some cases, Trustees and other persons associated with the Fund and its affiliates might possibly become directors of companies in which the Fund holds stock.
     WRITING COVERED CALL OPTIONS AND PURCHASING PUT OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio. The Fund will not commit more than 5% of the value of its total assets to premiums on open option positions. INVESTING IN WARRANTS
     The Fund will not invest more than 5% of its total assets in warrants. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York or American Stock Exchange.
     INVESTING IN RESTRICTED AND ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in illiquid securities, including certain restricted securities (except for Section 4(2) commercial paper and certain other restricted securities which meet the criteria for liquidity as established by the Trustees), non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice.


Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund has no present intention to borrow money, invest in reverse repurchase agreements, pledge securities, or sell securities short in excess of 5% of the value of its total assets during the current fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.''


    FEDERATED INSURANCE SERIES MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Insurance Series, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the


Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director or Trustee of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor


Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director or Trustee of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.





J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922


Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director or Trustee of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Peter E. Madden
Seacliff


562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director or Trustee of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.



Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director or Trustee of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.





Edward C. Gonzales


Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


 John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President, Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA


Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


* This Trustees is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, `The Funds'' and ``Funds'' mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Investment Portfolios; Federated Investment Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S.


Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund's outstanding shares.
    TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue, $0        $0 for the Fund and


Chairman and Trustee          54 other investment companies in the Fund
Complex
Thomas G. Bigley,++        $1,016  $86,331 for the Fund and
Trustee                    54 other investment companies in the Fund
Complex
John T. Conroy, Jr.,       $1,116  $115,760 for the Fund and
Trustee                    54 other investment companies in the Fund
Complex
William J. Copeland,       $1,116  $115,760 for the Fund and
Trustees                   54 other investment companies in the Fund
Complex
J. Christopher Donahue,    $0 $0 for the Fund and
President and Trustee         16 other investment companies in the Fund
Complex

James E. Dowd,   $1,116    $115,760 for the Fund and
Trustee                    64 other investment companies in the Fund
Complex
Lawrence D. Ellis, M.D.,   $1,016  $104,898 for the Fund and
Trustee                    54 other investment companies in the Fund
Complex
Edward L. Flaherty, Jr.,   $1,116  $115,760 for the Fund and
Trustee                    54 other investment companies in the Fund
Complex
Peter E. Madden, $1,016    $104,898 for the Fund and
Trustee                    54 other investment companies in the Fund
Complex
Gregor F. Meyer, $1,016    $104,898 for the Fund and


Trustee                    54 other investment companies in the Fund
Complex
John E. Murray, Jr.,       $1,016  $104,898 for the Fund and
Trustee                    54 other investment companies in the Fund
Complex
Wesley W. Posvar,$1,016    $104,898 for the Fund and
Trustee                    54 other investment companies in the Fund
Complex
Marjorie P. Smuts,         $1,016  $104,898 for the Fund and
Trustee                    54 other investment companies in the Fund
Complex


*Information is furnished for the fiscal year ended December 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of seven portfolios.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee of 15 additional Funds.
    TRUSTEES LIABILITY
The Delaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


    INVESTMENT ADVISORY SERVICES

    ADVISER TO THE FUND
The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.
    ADVISORY FEES
For its advisory services, the Federated Advisers receives an annual investment advisory fee as described in the prospectus.
    BROKERAGE TRANSACTIONS

The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
    OTHER SERVICES

    FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.
    CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
    TRANSFER AGENT
Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records.


For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
    INDEPENDENT AUDITORS
The independent auditors for the Fund are Deloitte & Touche LLP,
Pittsburgh, PA.
    PURCHASES AND REDEMPTIONS

Shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing and redeeming shares of the Fund is explained in the prospectus under `Purchases and Redemptions''and ``What Shares Cost.''
    DISTRIBUTION PLAN
The Plan permits the payment of fees to financial institutions and the distributor to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Plan, the Trustees expects that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objective, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales.
Other benefits include: (1) an efficient and effective administrative system; (2) a more efficient use of shareholder assets by having them rapidly invested with a minimum of delay and administrative detail; and efficient and reliable shareholder records system and prompt responses to shareholder requests and inquiries concerning their accounts.
    DETERMINING NET ASSET VALUE

Net asset value of the Fund generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus. Divivdend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date.
    DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
      o according to the last sale price on a national securities exchange, if available. (If a security is traded on more than one exchange, the price on the primary market for that security, as determined by the adviser is used.);
      o according to the last reported bid price, if no sale on the recognized exchange is reported or if the security is traded over-the-counter;
      o at fair value as determined in good faith by the Trustees; or
      o for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost, which approximates value.


   Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider:
   institutional trading in similar groups of securities; yield; quality; coupon rate; maturity; type of issue; trading characteristics; and other market data.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
    TAX STATUS

    THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
      o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
      o derive less than 30% of its gross income from the sale of securities held less than three months;
      o invest in securities within certain statutory limits; and
      o distribute to its shareholders at least 90% of its net income earned during the year.
    SHAREHOLDERS' TAX STATUS
The Fund intends to comply with the variable asset diversification regulations which are described in the prospectus and in this Statement of Additional Information. If the Fund fails to comply with these regualtions, contracts invested in the Fund shall not be treated as annuity, endowment or life insurance contracts uner the Internal Revenue Code.
Contract owners should review the contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.
    TOTAL RETURN

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming a monthly reinvestment of all dividends and distributions. You should review the performance figures for your insurance contract, which figures reflect the applicable charges and expenses of the contract. Such performance figures will accompany any advertisement of the Fund's performance.
    YIELD

The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. Also the yield does not reflect the charges and expenses of an insurance contract. You should review the performance figures for your insurance contract, which figures reflect the applicable charges and expenses of the contract. Such performance figures will accompany any advertisement of the Fund's performance.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.
    PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
      o portfolio quality;
      o average portfolio maturity;


      o type of instruments in which the portfolio is invested;
      o changes in interest rates and market value of portfolio securities;
      o changes in the Fund's or a class of Shares' expenses; and
      o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
      o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the convertible securities and fixed income funds categories in advertising and sales literature.
      o DOW JONES INDUSTRIAL AVERAGE (``DJIA'') represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.
      o STANDARD & POOR'S RATINGS GROUP DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS is a composite index of common stocks in industry, transportation, and financial and public utility companies which compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated, in the Standard & Poor's figures.
      o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
In addition, the Fund will, from time to time, use the following standard convertible securities indices against which it will compare its performance: Goldman Sachs Convertible 100; Kidder Peabody Convertible Bond Index; Value Line Convertible Bond Index; and Dow Jones Utility Index. Advertisements and other sales literature for the Fund may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on quarterly reinvestment of dividends over a specified period of time.
From time to time as it deems appropriate, the Fund may advertise its performance using charts, graphs, and descriptions, compared to federally insured bank products, including certificates of deposit and time deposits, and to money market funds using the Lipper Analytical Services money market instruments average. In addition, advertising and sales literature for the Fund may use charts and graphs to illustrate the principals of dollar-cost averaging and may disclose the amount of dividends paid by the Fund over certain periods of time.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
    ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.
    ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research.


Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the equity sector, Federated Investors has more than 25 years' experience. As of December 31, 1995, Federated managed 22 equity funds totaling approximately $5.4 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.
J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
    MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
     INSTITUTIONAL  CLIENTS
     Federated Investors meets the needs of more than 4,000 institutional
clients nationwide by managing and      servicing separate accounts and
mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability
management.  Institutional clients      include   corporations, pension
funds, tax-exempt entities, foundations/endowments, insurance companies,


     and investment and financial advisors.  The marketing effort to these
institutional clients is headed by John      B. Fisher, President,
Institutional Sales Division.
     TRUST ORGANIZATIONS
     Other institutional clients include close relationships with more than
1,500 banks and trust organizations.    Virtually all of the trust
divisions of the top 100 bank holding companies use Federated funds in
their clients'      portfolios.  The marketing effort to trust clients is
headed by Mark R. Gensheimer, Executive Vice President,     Bank Marketing
& Sales.
     BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
     Federated funds are available to consumers through major brokerage
firms nationwide--including 200    New York Stock Exchange firms--supported
by more wholesalers than any other mutual fund distributor.
     Federated's service to financial professionals and institutions has
earned it high rankings in several surveys   performed by DALBAR, Inc.
DALBAR is recognized as the industry benchmark for service quality measurement.  The marketing effort to these firms is headed by James
F. Getz, President, Broker/Dealer  Division.
PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:
               (a)  Financial Statements: (to be filed by amendment)
               (b)  Exhibits:
                  (1) Conformed copy of Amended and Restated Declaration
               of Trust; (3)
                    (i)  Conformed copy of Amendment #5 to the

*source:  Investment Company Institute


               Declaration of Trust; (10)
                    (ii) Conformed copy of Amendment #6 to the
               Declaration of Trust; (11)
                  (2) Copy of By-Laws; (2)
                  (3) Not Applicable;
                  (4) (i)     Copy of Specimen Certificate for Shares of
                         Beneficial Interest of Equity Growth and
                    Income Fund; (2)
                    (ii) Copy of Specimen Certificate for Shares of
               Beneficial Interest of Utility Fund; (2)
                    (iii) Copy of Specimen Certificate for Shares of Beneficial Interest of U.S. Government Bond
               Fund; (2)
                    (iv) Copy of Specimen Certificate for Shares of
               Beneficial Interest of Corporate Bond
                         Fund; (2)
                     (v) Copy of Specimen Certificate for Shares of
               Beneficial Interest of Prime Money
                         Fund; (2)
                    (vi) Copy of Specimen Certificate for Shares of
               Beneficial Interest of International Stock             Fund;
            (4)
                    (vii) Copy of Specimen Certificate for Shares of Beneficial Interest of Growth Stock
                         Fund; (10)
                  (5) Conformed copy of Investment Advisory Contract;(3)
                     (i) Conformed copy of Exhibit A to Investment
               Advisory Contract; (3)


                    (ii) Conformed copy of Exhibit B to Investment
               Advisory Contract; (3)
                    (iii) Conformed copy of Exhibit C to Investment Adivsory Contract; (3)
                    (iv) Conformed copy of Exhibit D to Investment
               Adivsory Contract; (3)
                     (v) Conformed copy of Exhibit E to Investment
               Adivsory Contract; (3)
                    (vi) Conformed copy of Exhibit F to Investment
               Advisory Contract; (6)


+     All exhibits have been filed electronically.
(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed April 29, 1994. (File Nos. 33-69268 and 811-8042).
(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed August 23, 1994. (File Nos. 33-69268 and 811-8042).
(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed January 19, 1995. (File Nos. 33-69268 and 811-8042O).
(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed February 16, 1996. (File Nos. 33-69268 and 811-8042O).
(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed March 28, 1996. (File Nos. 33-69268 and 811-8042O).



                    (vii) Conformed copy of Exhibit G to the Trust's present investment advisory contract to add
               Growth Stock Fund; (10)
               (5a) Copy of Investment Advisory Contract; (10)
                    (i) Conformed copy of Exhibit A to Investment Advisory Contract; (10)
                  (6) Conformed copy of Distributor's Contract; (3)
                     (i) Conformed copy of Exhibit A to
               Distributor's Contract; (3)
                    (ii) Conformed copy of Exhibit B to
               Distributor's Contract; (3)
                    (iii)     Conformed copy of Exhibit C to
                    Distributor's Contract; (3)
                    (iv) Conformed copy of Exhibit D to
               Distributor's Contract; (3)
                     (v) Conformed copy of Exhibit E to
               Distributor's Contract; (3)
                    (vi) Conformed copy of Exhibit F to
               Distributor's Contract; (7)
                    (vii)     Conformed copy of Exhibit G to
                    Distributor's Contract; (10)
                  (7) Not Applicable;
                  (8) Conformed copy of Custodian Contract; (7)
                  (9)     (i) Conformed copy of Administrative Services
                    Agreement; (7)
                    (ii) Conformed copy of Agreement for Fund
               Accounting Services, Aministrative


               Services, Transfer Agency Services, and
               Custody Services Procurement; (11)
              (10) Conformed copy of Opinion and Consent of Counsel as
                      to legality of shares being registered; (2)
              (11) Conformed copy Independent Auditors' Consent; (11)
                 (12) Not Applicable;
                 (13) Conformed copy of Initial Capital Understanding;(2)
                 (14) Not Applicable;
                 (15) Not Applicable;
              (16)   (i) Copy of Equity Growth and Income Fund
               Schedule for Computation of Fund
               Performance Data; (3)
                     (ii)     Copy of Utility Fund Schedule for
                    Computation of Fund Performance Data; (3)
                     (iii) Copy of U.S. Government Bond Fund Schedule for Computation of Fund Performance
               Data;(3)
                     (iv)     Copy of Corporate Bond Fund Schedule for
                         Computation of Fund Performance Data; (2)


+     All exhibits have been filed electronically.
(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed April 29, 1994. (File Nos. 33-69268 and 811-8042).
(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed August 23, 1994. (File Nos. 33-69268 and 811-8042).


(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 3, 1995. (File Nos. 33-69268 and 811-80420).
(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed April 21, 1995. (File Nos. 33-69268 and 811-80420).
(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed February 16, 1996. (File Nos. 33-69268 and 811-8042O).
(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed March 28, 1996. (File Nos. 33-69268 and 811-8042O).



                      (v) Copy of Prime Money Fund Schedule for Computation of Fund Performance Data; (9)
                     (vi) Copy of International Stock Fund Schedule for Computation of Fund Performance
                         Data; (10)
                    (vii)     Copy of Growth Stock Fund Schedule
                              for Computation of Fund Performance
                         Data; (10)
               (17) Copy of Financial Data Schedules; (11)
                  (18) Not applicable
                  (19) Conformed copy of Power of Attorney; +

Item 25.  Persons Controlled by or Under Common Control with Registrant:


          None

Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                  as of November 5, 1996

          Shares of beneficial interest
          (no par value)

                 Federated High Income Fund II              18
                 Federated American Leaders Fund II         14
              Federated Growth Strategies Fund II       7
              Federated Utility Fund II           15
              Federated Prime Money Fund II            12
              Federated Fund for U.S. Government
                   Securities II                       17
              Federated International Equity Fund II    8
                 Federated Equity Income Fund II  Not currently
                                   effective

Item 27.  Indemnification: (1)

Item 28.  Business and Other Connections of Investment Adviser:
          For a description of the other business of Federated Advisers, the investment adviser to all of the investment portfolios of the Trust, except for International Stock Fund, see the section entitled `Fund Information - Management of the Fund'' in Part A. The affiliations with the Registrant of three of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under `Insurance Management Series Management.'' The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Holbrook and Bayard), 107 W. Market Street, Georgetown, Delaware 19447.






+     All exhibits have been filed electronically.

(1) Response is incorported by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed December 10, 1993. (File Nos. 33-69268 and 811-80420).
(9) Response is incorported by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed August 28, 1995. (File Nos. 33-69268 and 811-80420).
(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed February 16, 1996. (File Nos. 33-69268 and 811-8042O).
(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed March 28, 1996. (File Nos. 33-69268 and 811-8042O).



          The remaining Officers of the investment adviser are: William D. Dawson, III, Henry A. Frantzen, J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Henry J. Gailliot, Senior Vice President-Economist; Peter R. Anderson, Drew J.Collins, Jonathan C.Conley, and J. Alan Minteer, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David A. Briggs, Deborah A. Cunningham, Michael P. Donnelly, Mark E. Durbiano, Kathleen M. Foody-Malus, Thomas M. Franks, Edward C. Gonzales, Timothy E. Keefe, Stephen A. Keen, Mark S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Susan M. Nason, Mary Jo Ochson, Robert J. Ostrowski, Frederick L. Plautz, Jr., Charles A. Ritter, James D. Roberge, Frank Semack, William F. Stolz, Sandra
          L. Weber and Christopher H. Wiles, Vice Presidents; Thomas R. Donahue, Treasurer; and Stephen A. Keen, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

          For information as to the business, profession, vocation, and employment of a substantial nature of directors and officers of Federated Globl Research Corp., the investment adviser to International Stock Fund, reference is made to Federated Globl Research Corp's current Form ADV (File No. 801-49470) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.



Item 29.  Principal Underwriters:

          (a)111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence


             One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; andWorld Investment Series, Inc.

             Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

(b)
       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief     Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.


                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,    President
Pittsburgh, PA 15222-3779 Securities Corp.

Thomas R. Donahue         Director, Assistant Secretary,
Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Edward R. Bozek           Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

   (c)  Not applicable

Item 30.  Location of Accounts and Records:
          All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

      Registrant                     Federated Investors Tower


                                     Pittsburgh, PA 15222-3779

      Federated Shareholder Services
      Company                        P.O. Box 8600
      Transfer Agent, Dividend       Boston, MA 02266-8600
      Disbursing Agent and
      Portfolio Recordkeeper

      Federated Services             Federated Investors Tower
      Company                        Pittsburgh, PA 15222-3779
      Administrator

      Federated Advisers             Federated Investors Tower
      Investment Adviser             Pittsburgh, PA 15222-3779

      Federated Global Research      175 Water Street
      Corp.                          New York, NY 10038-4965
      Investment Adviser



      State Street Bank and          P.O. Box 8600
      Trust Company                  Boston, MA 02266-8600
      Custodian

Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:


          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          Registrant hereby undertakes to file a post-effective amendment on behalf of Federated Equity Income Fund II, using financial statements for Federated Equity Income Fund II, which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 11.



                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INSURANCE SERIES (formerly, INSURANCE MANAGEMENT SERIES), certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 15th day of November, 1996.



                        FEDERATED INSURANCE SERIES
                  (formerly, INSURANCE MANAGEMENT SERIES)

               BY: /s/ S.Byron F. Bowman
               S.Byron F. Bowman, Assistant Secretary
               Attorney in Fact for John F. Donahue
               November 15, 1996

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                    DATE

By:/s/ S.Byron F. Bowman
   S.Byron F. Bowman        Attorney In Fact November 15, 1996
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

J. Christopher Donahue*     President and Trustee

John W. McGonigle*          Treasurer
                            (Principal Financial and


                            Accounting Officer)

Thomas G. Bigley*           Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee


James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.*        Trustee

Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee

* By Power of Attorney